INVESTMENTS IN REAL ESTATE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Real Estate Investment Property, Net [Abstract]
Schedule of Real Estate Properties [Table Text Block]
The following table summarizes the Company’s investments in real estate:

	Number of Homes	Land	Buildings and Improvements	Total Investments in Real Estate
Total at December 31, 2014	395	$5,422,647	$23,961,608	$29,384,255
Purchases and improvements during 2015:
Jacksonville, FL	78	785,680	4,533,332	5,319,012
Memphis, TN	—	—	47,160	47,160
Houston, TX	—	—	20,222	20,222
Atlanta, GA	—	—	2,150	2,150
Total at September 30, 2015	473	$6,208,327	$28,564,472	$34,772,799

The following table summarizes the Company’s investments in real estate:

	Number of Homes	Land	Buildings and Improvements	Total Investments in Real Estate	Accumulated Depreciation	Investments in Real Estate Net
Total at December 31, 2012	5	$67,019	$276,391	$343,410	$(1,400)	$342,010
Purchases and improvements during 2013:
Houston, TX	150	2,394,359	9,198,173	11,592,532	(55,750)	11,536,782
Atlanta, GA	4	52,631	210,797	263,428	(16,800)	246,628
Total at December 31, 2013 (Restated)	159	$2,514,009	$9,685,361	$12,199,370	$(73,950)	$12,125,420
Purchases and improvements during 2014:
Houston, TX	18	319,500	1,236,765	1,556,265	(375,533)	1,180,732
Jacksonville, FL	123	1,506,938	6,865,952	8,372,890	(50,239)	8,322,651
Memphis, TN	95	1,082,200	6,160,183	7,242,383	(74,474)	7,167,909
Atlanta, GA improvements	—	—	13,347	13,347	(17,918)	(4,571)
Total at December 31, 2014	395	$5,422,647	$23,961,608	$29,384,255	$(592,114)	$28,792,141

Business Acquisition, Pro Forma Information [Table Text Block]
The following table summarizes, on an unaudited pro forma basis, the combined results of operations of the Company for the nine months ended September 30, 2015 and 2014 prepared to give effect if all of the Company’s acquisitions of properties in 2014 and 2015 occurred on January 1, 2014. This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods.

	For the Nine Months Ended September 30
	2015	2014
Rental revenue	$3,732,192	$3,625,362
Rental expenses	$1,745,406	$1,619,280
Depreciation and amortization	$901,587	$903,331
Net loss	$(1,164,711)	$(630,941)
Net loss per share, basic and fully diluted	$(0.17)	$(0.11)
Weighted average number of common shares outstanding, basic and fully diluted	7,016,796	5,610,265

This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods.

	For the Years Ended December 31
	2014	2013
Rental revenue	$4,099,056	$3,809,558
Rental expenses	$1,210,800	$1,392,361
Depreciation and amortization	$1,044,132	$1,044,000
Net loss	$(1,087,465)	$(558,287)
Net loss per share, basic and fully diluted	$(0.18)	$(0.42)
Weighted average number of common shares outstanding, basic and fully diluted	5,946,159	1,336,614